Income Taxes - Summary of net change in the total valuation allowance (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Valuation allowance, beginning of year	$ 102,758	$ 73,155
Change in valuation allowance	23,512	29,603
Valuation allowance, end of year	$ 126,270	$ 102,758